7. Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Tables
Schedule of Consolidated Indebtedness
Description	Total Due at September 30, 2013	Total Due at December 31, 2012
Related party notes
Suprafin, Ltd.	$350,727	$785,929
Robert Dickey	240,000	540,000
Bass Energy	500,000	500,000
Total related party notes payable	$1,090,727	$1,825,929

Notes payable
Banco de Chile Loan	$–	$45,541
Walker River Investments	–	270,988
Land Purchase Balance	349,944	367,763
Total notes payable	$349,944	$684,292

Convertible notes, net
Magna Group LLC	$238,213	$205,589
July 2013 Convertible Notes	77,851	–
Total beneficial conversion liability	$316,064	$205,589